Franchise Arrangements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Franchise Arrangements [Line Items]
Property and equipment, net	1,116,281	$ 1,244,311
Property And Equipment Under Franchise Arrangements [Member]
Franchise Arrangements [Line Items]
Property and equipment, net	170,400	191,422
Land	48,797	$ 58,976
Initial Franchise Fee [Member]
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life	20 years